Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000001504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		$ 10,000			$ 9,945		$ 10,299		$ 10,852		$ 11,132		$ 11,797		$ 11,389		$ 11,312		$ 11,753		$ 11,970		$ 12,468
C000000699 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,699			9,638		9,951		10,478		10,717		11,337		10,922		10,824		11,224		11,409		11,860
C000000700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,583			9,615		10,063		10,578		10,833		11,755		11,078		10,471		10,939		11,107		11,428
C000171394 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares at NAV
Accumulated Value	$ 10,000		$ 9,696			$ 10,167		$ 10,716		$ 11,000		$ 11,967		$ 11,299		$ 10,701		$ 11,204		$ 11,408		$ 11,767
C000001507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		10,000			10,054		10,542		11,102		11,391		12,382		11,694		11,083		11,593		11,809		12,165
C000001512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		10,000			9,950		10,111		10,562		10,734		11,245		10,980		11,080		11,434		11,658		12,080
C000000702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,747			9,682		9,813		10,232		10,378		10,850		10,573		10,655		10,962		11,153		11,546
C000000703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,581			9,723		10,470		11,229		10,978		12,693		12,593		11,864		12,363		12,604		12,947
C000171395 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares at NAV
Accumulated Value	10,000		9,719			10,496		11,287		11,063		12,817		12,746		12,038		12,567		12,842		13,225
C000001515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		10,000			10,168		10,969		11,789		11,548		13,381		13,301		12,567		13,114		13,404		13,788
C000122986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		10,000			10,024		10,649		11,348		11,130		12,212		12,313		12,086		12,812		13,322		13,661
C000122984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,750			9,756		10,346		10,997		10,766		11,794		11,867		11,621		12,297		12,777		13,064
C000149455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares at maximum sales charge (Offering Price)
Accumulated Value		9,700			9,664		10,230		11,132		11,316		12,575		12,172		11,571		12,260		12,605		12,966
C000149457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class I Shares at NAV
Accumulated Value		10,000			9,970		10,572		11,535		11,750		13,084		12,692		12,081		12,823		13,226		13,624
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Municipal Bond Index
Accumulated Value	10,000	10,000	9,794		10,055	10,041	10,309	10,556	10,838	10,954	11,247	11,534	11,842	11,117	11,414	11,093	11,390	11,463	11,770	11,665	11,976	12,169	12,494
Lipper Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper Intermediate Municipal Debt Funds Classification Average
S And P Municipal Bond Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Municipal Bond Intermediate Index
Accumulated Value		10,000			10,006		10,202		10,760		11,147		11,710		11,233		11,387		11,678		11,857		12,415
Lipper General And Insured Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper General & Insured Municipal Debt Funds Classification Average
S And P Municipal Bond Short Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Municipal Bond Short-Intermediate Index
Accumulated Value		10,000			10,040		10,109		10,512		10,758		11,180		10,811		10,978		11,210		11,526		11,972
Lipper Short Intermediate Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper Short-Intermediate Municipal Debt Funds Classification Average
S And P Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Municipal Yield Index
Accumulated Value	$ 10,000	10,000	$ 9,930		10,371	$ 10,408	10,870	$ 11,183	11,679	$ 11,306	11,807	$ 12,822	13,390	$ 12,502	13,056	$ 12,023	12,556	$ 12,961	13,536	$ 13,451	14,048	$ 13,939	14,557
Lipper High Yield Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Lipper High Yield Municipal Debt Funds Classification Average
S And P Short Duration Municipal Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Short Duration Municipal Yield Index
Accumulated Value		$ 10,000			$ 10,223		$ 10,613		$ 11,306		$ 11,459		$ 12,486		$ 12,314		$ 12,382		$ 13,019		$ 13,510		$ 13,950